Significant Accounting Policies - Cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Change in accounting policy
Net cash provided by operating activities	$ 233,386	$ 218,352	[1]	$ 303,874	[1]
Net cash provided by investing activities	98,169	(23,292)		5,475
Net cash used in financing activities	(289,761)	(188,208)	[1]	(345,835)	[1]
Decrease in cash and cash equivalents	$ 41,794	6,852		(36,486)
As previously reported
Change in accounting policy
Net cash provided by operating activities		166,615		239,061
Net cash provided by investing activities		(23,292)		5,475
Net cash used in financing activities		(136,471)		(281,022)
Decrease in cash and cash equivalents		6,852		(36,486)
Adjustments
Change in accounting policy
Net cash provided by operating activities		51,737		64,813
Net cash used in financing activities		$ (51,737)		$ (64,813)

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collaterals for interest rate swaps (Note 2).